Exploration and Evaluation Assets	12 Months Ended
Dec. 31, 2022
Exploration For And Evaluation Of Mineral Resources [Abstract]
Exploration and Evaluation Assets	Exploration and Evaluation AssetsIn February 2022, the Board approved the construction of the Tucumã Project located in Tucumã, State of Pará, Brazil. Accordingly, $35.1 million of costs related to the project was reclassified from exploration and evaluation assets to mineral property, plant and equipment during the year ended December 31, 2022.During the year ended December 31, 2022, the Company also paid $3.1 million in relation to two property option agreements. In order for the Company to acquire 100% of these properties, the Company will be required to complete certain drill programs, including a minimum of $7.2 million in exploration costs before the end of 2023 and, depending on results of these exploration programs, further option payments to complete the acquisitions is required. In the event that the Company exercises its option to acquire 100% interest in these properties, the optioners are expected to retain net smelter royalties of up to 1.5%.